Accounts Receivable	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Accounts Receivable

B.7. ACCOUNTS RECEIVABLE
Accounts receivable break down as follows:

(€ million)	June 30, 2023	December 31, 2022
Gross value	8,381	8,537
Allowances	(92)	(113)
Carrying amount	8,289	8,424
The impact of allowances against accounts receivable in the first half of 2023 was a net expense of €2 million (versus a net expense of €1 million for the first half of 2022).
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2023	521	110	164	125	52	70
December 31, 2022	452	118	161	87	35	51
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables that met the conditions described in Note B.8.6. to the consolidated financial statements for the year ended December 31, 2022 and hence were derecognized was €502 million as of June 30, 2023 (versus €131 million as of December 31, 2022). The residual guarantees relating to those transfers were immaterial as of June 30, 2023.